Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income attributable to Weibo's shareholders	$ 428,319	$ 313,364	$ 494,675
Denominator:
Weighted average ordinary shares outstanding (in shares)	228,814	226,921	225,452
Basic net income per share attributable to Weibo's shareholders (in dollars per share)	$ 1.87	$ 1.38	$ 2.19
Denominator:
Weighted average ordinary shares outstanding (in shares)	228,814	226,921	225,452
Shares used in computing diluted net income per share attributable to Weibo's shareholders	230,206	227,637	226,412
Diluted net income per share attributable to Weibo's shareholders	$ 1.86	$ 1.38	$ 2.18
Options and RSUs
Anti-dilutive share
Effects of dilutive securities (in shares)	1,400	700	1,000
Anti-dilutive share excluded from the calculation of diluted net income per share	400	900	400
Options
Anti-dilutive share
Effects of dilutive securities (in shares)	68	71	153
Restricted share units
Anti-dilutive share
Effects of dilutive securities (in shares)	1,324	645	807
Convertible notes
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	6,800	6,800	6,800